Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
17.
LEASES

Operating leases

The Group's leases consist of operating leases for office spaces in different cities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. As of December 31, 2024, the Group did not have additional operating leases that have not yet commenced. As of December 31, 2024, the Group had no long-term leases that were classified as a financing lease. Short-term lease cost for the year ended December 31, 2024 was immaterial.

For the years ended December 31, 2023 and 2024, no variable lease cost was recognized in the consolidated financial statements of the Group.

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	22,608	26,704	11,062
Non-cash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	380	3,630	1,318
Weighted average remaining lease term
Operating leases	12.6 years	11.3 years	10.4 years
Weighted average discount rate
Operating leases	6.8%	7.0%	7.4%

In 2023 and 2024, certain leases for office space were partially terminated before the expiration of the lease term for cost savings. The relevant carrying amount of the right-of-use assets totaling RMB131,726 and RMB1,155, in 2023 and 2024, respectively and the corresponding carrying amount of operating lease liabilities totaling RMB158,902 and RMB2,465 in 2023 and 2024, respectively were derecognized upon the effectiveness of the early termination. The gain of RMB27,176 and RMB1,310 from early termination of the operating lease was recognized in the statements of operations for the years ended December 31, 2023 and 2024, respectively.

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2024:

RMB
2025	18,192
2026	17,993
2027	18,463
2028	19,085
2029	19,296
2030 and thereafter	114,036
Total future lease payments	207,065
Less: Imputed interest	61,708
Total lease liability balance	145,357

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2022, 2023 and 2024, the total rental expenses for all operating leases amounted to RMB30,503, RMB407 and RMB18,951, respectively, and recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expenses on the consolidated statements of operations.